Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Prepayment and other current assets, net
Deductible VAT	¥ 1,211	¥ 2,280
Deposits	7,640	8,748
Receivables due from third-party online payment platforms	6,533	1,126
Staff advances	1,306	910
Prepaid promotion expenses	49,614	55,853
Receivable from borrowers for the guarantee payment to Webank	10,208	343
Others	6,646	7,169
Less: provisions for prepayment and other current assets	(22,698)	(16,573)
Total prepayment and other current assets, net	60,460	59,856		$ 9,487
Provisions for prepayment and other current assets	¥ 6,125	¥ 16,573	¥ 0